Leases	12 Months Ended
Jun. 30, 2018
Leases
Leases

23. Leases

 The Group as lessee

 Operating leases

 In the ordinary course of business, the Group enters into several operating lease agreements. Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2018, 2017 and 2016 amounted to Ps. 199.7, Ps. 126.5 and Ps. 79.7, respectively and is included in the line item "Costs" in the Statement of Income

 The Group is also using land in the Province of Salta under rights of use agreement (the "Anta Agreement") for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2018, 2017 and 2016 amounted to Ps. 41.1, Ps. 9.8 and Ps. 4.5, respectively and is included in the line item "Costs" in the Statement of Income.

 The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 31). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	2,586	3,025	3,907
Later than 1 year and not later than 5 years	5,000	8,309	6,859
More than 5 years	1,205	2,472	2,254
	8,791	13,806	13,020

Finance leases

The Group is party to several financial lease agreements, mainly of equipment for administrative use in the ordinary course of business. The amounts involved do not prove material to any of the fiscal years under review.

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others in the Operations Center in Argentina and in the segment Real Estate of the Operations Center in Israel, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, in the Operations Center in Argentina, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments. In Israel, agreements tend to be agreed upon for fixed amounts, although in some cases they may include adjustment clauses. Income from leases are recorded in the Statement of Income under rental and service income in all of the filed periods.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	5,097	4,437	3,137
Later than 1 year and not later than 5 years	22,945	12,451	13,361
More than 5 years	8,377	4,632	4,247
	36,419	21,520	20,745

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	27	6	14
Later than 1 year and not later than 5 years	72	-	-
More than 5 years	8	-	-
	107	6	14

Finance leases:

 The Group does not act as a lessor in connection with finance leases.